                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2009

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA WORLD GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2009

[LOGO OF USAA]
   USAA(R)

                                             [GRAPHIC OF USAA WORLD GROWTH FUND]

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       SEMIANNUAL REPORT
       USAA WORLD GROWTH FUND
       NOVEMBER 30, 2009

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FUND OBJECTIVE

CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

Invests principally in a mix of foreign (including emerging market) and domestic equity securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

FUND RECOGNITION                                                               7

INVESTMENT OVERVIEW                                                           10

FINANCIAL INFORMATION

    Portfolio of Investments                                                  14

    Notes to Portfolio of Investments                                         21

    Financial Statements                                                      23

    Notes to Financial Statements                                             26

EXPENSE EXAMPLE                                                               39

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"IN MY OPINION, THOSE WHO WERE DIVERSIFIED
WEATHERED THE STORM BETTER THAN THOSE              [PHOTO OF DANIEL S. McNAMARA]
WHO WERE AGGRESSIVELY POSITIONED."

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DECEMBER 2009

As we head into 2010, I wish you a healthy and prosperous new year. I am honored to be the new president of the USAA Investment Management Company, an organization with a rich history of service and accomplishment.

At the time of this writing, the financial markets appear to be back on track --
an excellent time, in my opinion, to take stock of the past year. At the beginning of 2009, stocks seemed priced for extinction. In the fixed income market, credit spreads (or, the difference in bond yields) had widened to record levels as investors fled to the safety of U.S. Treasury securities. The U.S.
economy was in a deep recession. Home prices continued to fall and unemployment steadily increased, leading to a sharp decline in consumer spending.

In March 2009, however, world stock prices reversed course. For example, the S&P
500 Index rose 64% between the market bottom on March 6, 2009, and November 30,
2009. The fixed income market experienced record price appreciation, and the prices of oil and other commodities such as gold and precious metals increased.
The dollar weakened, making U.S. goods and services less expensive to buyers around the world. Meanwhile, the federal government's fiscal stimulus spending, including its "cash for clunkers" program, seemed to help stabilize the economy.
In the third quarter, the U.S. gross domestic product grew at 2.2%.

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2  | USAA WORLD GROWTH FUND
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I believe the worst of the crisis appears to be over. Nevertheless, risk remains. And no one knows exactly what will happen next. This makes it an opportune time for all of us to take stock of our investment portfolios.
Looking back at the market decline, many investors were not appropriately positioned relative to their risk tolerance. In my opinion, those who were diversified weathered the storm better than those who were aggressively positioned.

With this in mind, I have undertaken a review of my own investment portfolio.
Like a medical exam helps me to take care of my physical health, a portfolio checkup helps me to monitor my financial health. The process gives me the opportunity to reflect on my goals, re-evaluate my risk tolerance, consider changes in my investment strategy, and reposition my portfolio accordingly. I urge you to do the same. Our trained service representatives are standing ready to assist you -- free of charge.

At USAA Investment Management Company, we stand ready to help you with your investment needs. We continue to offer what we consider an excellent value --
some of the industry's top investment talent, first-class service, and no-load mutual funds. On behalf of all us, thank you for your business and the trust you have placed in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Diversification does not guarantee a profit or prevent a loss. o Mutual fund operating expenses apply and continue throughout the life of the Fund. o Past performance is no guarantee of future results.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF DAVID R. MANNHEIM]                             [PHOTO OF ROGER MORLEY]

    DAVID R. MANNHEIM                                        ROGER MORLEY
    MFS Investment                                           MFS Investment
    Management                                               Management*

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o   HOW DID THE USAA WORLD GROWTH FUND (THE FUND) PERFORM?

    For the six-month period ended November 30, 2009, the Fund had a total return of 22.60%. This compares to a return of 18.58% for the Lipper Global
    Funds Index and 19.53% for the MSCI World Index(SM) (the Index).

o   WHAT FACTORS LED TO THE SOLID PERFORMANCE?

    During the reporting period, stock selection was the primary driver of performance relative to the the Index, particularly within the consumer staples, basic materials, and industrial goods and services sectors. At
    MFS, we look to invest in companies with sustainable earnings growth, strong balance sheets, and strong competitive positions within their industries. This high-quality bias held back relative performance early in the period, when lower-quality companies led the initial stages of the rally. As the period progressed, however, we believe that investors recognized the strong characteristics of the companies we owned.

    Refer to page 11 for benchmark definitions.

    Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

    Past performance is no guarantee of future results.

    *Effective October 1, 2009, Roger Morley is a co-manager of the Fund.

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4  | USAA WORLD GROWTH FUND
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    Within consumer staples, our best-performing stocks relative to the Index were brewer Heineken N.V., food companies J.M. Smucker Co. and Nestle
    S.A., German industrial gases company Linde A.G., and diversified technology company 3M Co. In industrial goods and services, our overweight position in the strong-performing electrical distribution equipment provider Schneider Electric S.A. boosted relative returns.

    Stocks in other sectors that were among the Fund's top relative contributors included postal system operator TNT N.V., retailers Compagnie
    Financiere Richemont S.A. and Burberry Group plc, and financial services company American Express Co.

o   DO YOU ANTICIPATE REMAINING UNDERWEIGHT FINANCIAL SERVICES?

    As of the date of this writing, we intend to remain underweight in financial services, especially in banks. However, as we think about issues such as leverage, stability, and sustainability of earnings, it is hard to find many banks that meet our criteria. There are plenty of other opportunities in today's global stock markets. Retail, technology, and health care are three areas where we are finding attractive opportunities that do meet our criteria.

o   HOW WAS THE FUND ALLOCATED ON A REGIONAL/COUNTRY BASIS?

    It is important to note that our regional and country exposures are a direct result of our individual stock selection, not from macro-economic views. Further, where a company is headquartered is becoming increasingly less relevant as compared to where it derives its revenues. For instance, long-time holding Nestle S.A. is classified as Swiss and European
    (excluding the United Kingdom), but only a portion of its sales are in
    Switzerland, and a portion are in the eurozone. The company conducts a significant portion of its business in emerging markets, as do many of the companies we hold in the Fund.

    You will find a complete list of securities that the Fund owns on pages
    14-20.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5
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    As of November 30, 2009, the Fund was overweight in Europe (excluding the
    United Kingdom) relative to the Index. We were underweight in Japan and the
    United States, although we increased our U.S. holdings during the period.
    We had a relatively neutral weighting in United Kingdom, and had a small position in emerging markets, which are not part of the Index.

o   WHAT'S YOUR OUTLOOK?

    At MFS, we anticipate a somewhat muted global economic recovery. For companies and their earnings, there is a big difference between 2.5%
    economic growth and 3.5% to 4% economic growth. Our contention is that there will be no free ride in a moderate growth environment because competition will be more severe. We believe this will be a positive environment for a process such as ours that focuses on companies with defendable, competitive positions because of their brand or industry structure. We think certain stocks in consumer staples, health care and higher-end retail companies are better positioned to deliver above-average earnings growth than stocks in areas such as utilities, communications, and banking.

    On behalf of our colleagues at USAA, we thank you for your continued
    investment in the Fund.

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6  | USAA WORLD GROWTH FUND

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FUND RECOGNITION

USAA WORLD GROWTH FUND

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                         OVERALL MORNINGSTAR RATING(TM)
                      out of 528 world stock funds for the
                         period ended November 30, 2009:

                                 OVERALL RATING
                                    * * * *

                                     3-YEAR
                                     * * * *
                                out of 528 funds

                                     5-YEAR
                                     * * * *
                                out of 430 funds

                                     10-YEAR
                                      * * *
                                out of 250 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a
Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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                                                           FUND RECOGNITION |  7
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                             TOP FUNDS OVER 5 YEARS

The American Association of Individual Investors included the USAA World Growth
Fund among "The Top Funds Over 5 Years: Surviving the Claws of a Bear Market."
The Fund was among five USAA funds recognized in the AAII Journal April 2009 issue for beating their peer groups based on five-year annualized total returns over a five-year period ended December 31, 2008.

The American Association of Individual Investors (AAII) is an independent nonprofit association whose purpose is to help its members become effective managers of their own assets through programs of education, information, and research. In its 28th Edition, 2009, of The Individual Investor's Guide to the
Top Mutual Funds, AAII ranked mutual funds during the period 2004-2008. To be rated a top fund, no-load and low-load mutual funds open to new investors must have beaten their peer group benchmarks on a five-year annualized total return basis. Past performance is no guarantee of future results. Go to www.AAII.com for more information.

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8  | USAA WORLD GROWTH FUND
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                             LIPPER LEADER (OVERALL)

                                       [5]

                                  PRESERVATION

The Fund is listed as a Lipper Leader for Preservation among 9,246 equity funds for the overall period ended November 30, 2009. The Fund received a Lipper
Leader rating for Preservation among 9,246, 7,392, and 3,781 equity funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for
Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class, as of November 30, 2009. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for
Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Preservation metric over three-, five-, and
10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at
WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2009, Reuters, All Rights
Reserved.

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                                                           FUND RECOGNITION |  9
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INVESTMENT OVERVIEW

USAA WORLD GROWTH FUND (Ticker Symbol: USAWX)

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                                        11/30/09                     5/31/09
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Net Assets                           $448.5 Million               $364.1 Million
Net Asset Value Per Share                 $16.49                      $13.47

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/09
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    5/31/09 to 11/30/09*           1 Year          5 Years          10 Years
          22.60%                   34.50%           5.19%             2.26%

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                                 EXPENSE RATIO**
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                                      1.42%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES BEFORE
REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS.
THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL
HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA WORLD GROWTH FUND

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              USAA WORLD GROWTH FUND   LIPPER GLOBAL FUNDS INDEX    MSCI WORLD INDEX
              ----------------------   -------------------------    ----------------

11/30/1999         $10,000.00                $10,000.00               $10,000.00
12/31/1999          10,876.28                 11,111.19                10,808.17
 1/31/2000          10,419.64                 10,677.16                10,187.99
 2/29/2000          10,876.28                 11,337.48                10,214.24
 3/31/2000          11,322.54                 11,619.81                10,918.97
 4/30/2000          10,948.93                 11,040.02                10,456.04
 5/31/2000          10,694.66                 10,711.85                10,190.08
 6/30/2000          11,151.30                 11,135.98                10,531.93
 7/31/2000          10,777.05                 10,910.32                10,234.19
 8/31/2000          11,181.05                 11,353.31                10,565.82
 9/30/2000          10,438.56                 10,749.81                10,002.77
10/31/2000          10,034.55                 10,487.97                 9,833.95
11/30/2000           9,313.90                  9,876.71                 9,235.65
12/31/2000           9,657.85                 10,166.43                 9,383.83
 1/31/2001           9,925.36                 10,334.78                 9,564.54
 2/28/2001           8,915.36                  9,577.47                 8,755.16
 3/31/2001           8,178.33                  8,912.21                 8,178.62
 4/30/2001           8,898.98                  9,523.02                 8,781.50
 5/31/2001           8,680.60                  9,465.00                 8,667.07
 6/30/2001           8,413.08                  9,198.95                 8,394.30
 7/31/2001           8,276.60                  8,970.89                 8,282.10
 8/31/2001           7,970.87                  8,614.60                 7,883.35
 9/30/2001           7,179.24                  7,809.84                 7,187.65
10/31/2001           7,424.92                  8,004.34                 7,324.90
11/30/2001           7,867.13                  8,440.89                 7,757.13
12/31/2001           7,967.30                  8,563.70                 7,805.10
 1/31/2002           7,731.19                  8,304.20                 7,567.85
 2/28/2002           7,720.21                  8,255.16                 7,501.29
 3/31/2002           8,110.06                  8,646.24                 7,846.75
 4/30/2002           7,895.92                  8,436.53                 7,565.52
 5/31/2002           7,917.88                  8,455.64                 7,578.14
 6/30/2002           7,451.15                  7,964.59                 7,117.03
 7/31/2002           6,759.30                  7,260.24                 6,516.51
 8/31/2002           6,825.19                  7,293.65                 6,527.64
 9/30/2002           6,287.08                  6,568.66                 5,808.95
10/31/2002           6,643.99                  6,943.92                 6,236.97
11/30/2002           6,869.12                  7,283.80                 6,572.30
12/31/2002           6,694.83                  6,966.34                 6,252.97
 1/31/2003           6,435.64                  6,743.01                 6,062.42
 2/28/2003           6,248.14                  6,577.07                 5,956.32
 3/31/2003           6,270.20                  6,504.39                 5,936.66
 4/30/2003           6,816.15                  7,062.78                 6,462.75
 5/31/2003           7,180.12                  7,497.76                 6,830.71
 6/30/2003           7,262.84                  7,641.73                 6,948.06
 7/31/2003           7,340.05                  7,803.26                 7,088.34
 8/31/2003           7,417.25                  8,009.83                 7,240.62
 9/30/2003           7,499.97                  8,053.61                 7,284.19
10/31/2003           7,874.97                  8,511.66                 7,715.73
11/30/2003           8,067.98                  8,669.66                 7,832.34
12/31/2003           8,551.48                  9,192.65                 8,323.12
 1/31/2004           8,706.25                  9,385.53                 8,456.67
 2/29/2004           8,916.31                  9,585.95                 8,598.28
 3/31/2004           8,883.14                  9,544.99                 8,541.23
 4/30/2004           8,822.34                  9,298.24                 8,366.29
 5/31/2004           8,894.20                  9,329.72                 8,436.10
 6/30/2004           9,082.14                  9,486.72                 8,615.83
 7/31/2004           8,794.70                  9,132.22                 8,334.53
 8/31/2004           8,783.64                  9,137.47                 8,371.16
 9/30/2004           8,982.64                  9,381.72                 8,529.52
10/31/2004           9,225.87                  9,605.92                 8,738.24
11/30/2004           9,706.78                 10,141.62                 9,197.27
12/31/2004          10,118.03                 10,514.10                 9,548.36
 1/31/2005           9,965.41                 10,314.22                 9,333.38
 2/28/2005          10,214.12                 10,643.32                 9,629.05
 3/31/2005          10,021.94                 10,421.76                 9,442.94
 4/30/2005           9,795.84                 10,188.33                 9,236.40
 5/31/2005           9,920.19                 10,361.38                 9,400.50
 6/30/2005           9,869.32                 10,472.12                 9,481.84
 7/31/2005          10,276.30                 10,885.96                 9,813.06
 8/31/2005          10,400.66                 11,020.24                 9,887.00
 9/30/2005          10,570.23                 11,313.98                10,143.80
10/31/2005          10,395.00                 11,058.46                 9,897.71
11/30/2005          10,609.80                 11,409.40                10,227.49
12/31/2005          10,900.37                 11,764.19                10,454.08
 1/31/2006          11,395.57                 12,368.79                10,920.89
 2/28/2006          11,426.13                 12,282.29                10,904.63
 3/31/2006          11,676.79                 12,596.65                11,144.41
 4/30/2006          12,049.71                 12,941.10                11,482.76
 5/31/2006          11,805.17                 12,462.27                11,090.52
 6/30/2006          11,884.65                 12,435.11                11,087.27
 7/31/2006          12,068.05                 12,437.15                11,156.47
 8/31/2006          12,404.29                 12,764.02                11,446.06
 9/30/2006          12,612.15                 12,938.80                11,582.54
10/31/2006          12,948.39                 13,352.63                12,007.65
11/30/2006          13,266.30                 13,734.46                12,301.69
12/31/2006          13,511.86                 14,034.26                12,551.80
 1/31/2007          13,782.63                 14,250.64                12,699.98
 2/28/2007          13,626.94                 14,106.94                12,633.89
 3/31/2007          13,775.87                 14,390.77                12,865.16
 4/30/2007          14,358.04                 14,941.08                13,432.53
 5/31/2007          14,601.74                 15,402.53                13,808.91
 6/30/2007          14,534.05                 15,380.12                13,702.40
 7/31/2007          14,229.42                 15,068.98                13,398.94
 8/31/2007          14,310.65                 15,043.62                13,388.77
 9/30/2007          14,886.06                 15,656.97                14,025.48
10/31/2007          15,238.07                 16,190.61                14,455.66
11/30/2007          14,967.29                 15,478.05                13,864.78
12/31/2007          14,770.60                 15,336.00                13,685.90
 1/31/2008          13,752.44                 14,254.43                12,640.04
 2/29/2008          13,774.26                 14,127.23                12,566.88
 3/31/2008          13,985.16                 14,038.93                12,446.42
 4/30/2008          14,414.24                 14,653.55                13,100.58
 5/31/2008          14,646.97                 14,856.17                13,300.34
 6/30/2008          13,410.63                 13,627.58                12,239.55
 7/31/2008          13,221.54                 13,309.92                11,940.48
 8/31/2008          13,061.55                 13,163.58                11,772.76
 9/30/2008          11,919.75                 11,771.87                10,372.53
10/31/2008           9,992.52                  9,656.61                 8,405.89
11/30/2008           9,294.35                  9,009.35                 7,861.78
12/31/2008           9,748.83                  9,389.42                 8,114.02
 1/31/2009           8,778.50                  8,686.17                 7,403.18
 2/28/2009           7,929.45                  7,946.35                 6,645.40
 3/31/2009           8,581.40                  8,473.71                 7,146.52
 4/30/2009           9,407.70                  9,272.36                 7,948.21
 5/31/2009          10,196.10                 10,110.02                 8,668.37
 6/30/2009          10,226.42                 10,090.04                 8,629.26
 7/31/2009          11,227.08                 10,932.59                 9,360.13
 8/31/2009          11,575.79                 11,367.20                 9,746.29
 9/30/2009          12,129.18                 11,782.16                10,134.76
10/31/2009          11,901.76                 11,539.62                 9,954.45
11/30/2009          12,500.64                 11,988.62                10,361.22

                                   [END CHART]

                         Data from 11/30/99 to 11/30/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA World Growth Fund to the following benchmarks:

o   The unmanaged Lipper Global Funds Index tracks the total return performance of the 30 largest funds within the Lipper Global Funds category.

o   The unmanaged Morgan Stanley Capital International (MSCI) World Index
    reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                       INVESTMENT OVERVIEW |  11

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                                TOP 10 INDUSTRIES
                                 AS OF 11/30/09
                                (% of Net Assets)

    Pharmaceuticals ................................................... 7.0%
    Packaged Foods & Meat ............................................. 6.7%
    Health Care Equipment ............................................. 5.1%
    Industrial Gases .................................................. 4.8%
    Apparel & Accessories & Luxury Goods .............................. 4.5%
    Household Products ................................................ 4.4%
    Asset Management & Custody Banks .................................. 3.6%
    Integrated Oil & Gas .............................................. 3.6%
    Electrical Components & Equipment ................................. 3.4%
    Distillers & Vintners ............................................. 3.1%

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 11/30/09
                                (% of Net Assets)

    Nestle S.A. ....................................................... 3.3%
    Linde AG .......................................................... 2.9%
    Heineken N.V. ..................................................... 2.7%
    Roche Holdings AG ................................................. 2.6%
    LVMH Moet Hennessy Louis Vuitton S.A. ............................. 2.3%
    Reckitt Benckiser Group plc ....................................... 2.1%
    3M Co. ............................................................ 2.0%
    Diageo plc ........................................................ 2.0%
    NIKE, Inc. "B" .................................................... 2.0%
    Oracle Corp. ...................................................... 2.0%

 You will find a complete list of securities that the Fund owns on pages 14-20.

================================================================================

12  | USAA WORLD GROWTH FUND

================================================================================

                      o  ASSET ALLOCATION -- 11/30/2009*  o

                         [PIE CHART OF ASSET ALLOCATION]

         UNITED STATES                                         37.6%
         FRANCE                                                12.9%
         SWITZERLAND                                           12.0%
         UNITED KINGDOM                                        10.3%
         GERMANY                                                7.7%
         JAPAN                                                  6.2%
         NETHERLANDS                                            4.9%
         OTHER**                                                8.3%
                                   [END CHART]

 * Excludes short-term investments purchased with cash collateral from securities loaned.

** Includes countries with less than 3% of portfolio and money market instruments (0.9%).

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

PORTFOLIO OF INVESTMENTS

November 30, 2009 (unaudited)

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             EQUITY SECURITIES (99.0%)

             COMMON STOCKS (99.0%)

             CONSUMER DISCRETIONARY (14.8%)
             ------------------------------
             ADVERTISING (2.5%)
  170,890    Omnicom Group, Inc.                                                           $  6,275
  543,387    WPP plc                                                                          5,078
                                                                                           --------
                                                                                             11,353
                                                                                           --------
             APPAREL & ACCESSORIES & LUXURY GOODS (4.5%)
  417,970    Burberry Group plc                                                               3,919
  183,645    Compagnie Financiere Richemont S.A.                                              5,939
   98,420    LVMH Moet Hennessy Louis Vuitton S.A.(a)                                        10,250
                                                                                           --------
                                                                                             20,108
                                                                                           --------
             APPAREL RETAIL (0.5%)
   55,200    Abercrombie & Fitch Co. "A"                                                      2,204
                                                                                           --------
             CASINOS & GAMING (0.9%)
  708,645    Ladbrokes plc                                                                    1,574
  796,020    William Hill plc                                                                 2,342
                                                                                           --------
                                                                                              3,916
                                                                                           --------
             FOOTWEAR (2.0%)
  134,330    NIKE, Inc. "B"                                                                   8,717
                                                                                           --------
             HOME IMPROVEMENT RETAIL (0.4%)
   30,000    Sherwin-Williams Co.                                                             1,825
                                                                                           --------
             MOTORCYCLE MANUFACTURERS (0.4%)
   64,790    Harley-Davidson, Inc.                                                            1,888
                                                                                           --------
             MOVIES & ENTERTAINMENT (2.6%)
  106,752    Vivendi S.A.                                                                     3,076
  284,700    Walt Disney Co.                                                                  8,604
                                                                                           --------
                                                                                             11,680
                                                                                           --------
             PUBLISHING (0.8%)
  172,700    Wolters Kluwer N.V.                                                              3,760
                                                                                           --------

================================================================================

14  | USAA WORLD GROWTH FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             SPECIALTY STORES (0.2%)
   96,390    Sally Beauty Holdings, Inc.*                                                  $    673
                                                                                           --------
             Total Consumer Discretionary                                                    66,124
                                                                                           --------
             CONSUMER STAPLES (21.3%)
             ------------------------
             BREWERS (3.0%)
  237,500    Grupo Modelo S.A. de C.V. "C"*                                                   1,245
  257,460    Heineken N.V.                                                                   12,108
                                                                                           --------
                                                                                             13,353
                                                                                           --------
             DISTILLERS & VINTNERS (3.1%)
  536,665    Diageo plc                                                                       9,049
   55,802    Pernod Ricard SA                                                                 4,759
                                                                                           --------
                                                                                             13,808
                                                                                           --------
             DRUG RETAIL (1.7%)
  192,300    Walgreen Co.                                                                     7,479
                                                                                           --------

             FOOD RETAIL (0.8%)
   25,100    Lawson, Inc.                                                                     1,243
  351,639    Tesco plc                                                                        2,447
                                                                                           --------
                                                                                              3,690
                                                                                           --------
             HOUSEHOLD PRODUCTS (4.4%)
  196,300    Kao Corp.                                                                        4,814
   87,675    Procter & Gamble Co.                                                             5,467
  184,070    Reckitt Benckiser Group plc                                                      9,387
                                                                                           --------
                                                                                             19,668
                                                                                           --------
             PACKAGED FOODS & MEAT (6.7%)
   73,204    DANONE S.A.                                                                      4,376
   82,490    General Mills, Inc.                                                              5,609
   88,607    J.M. Smucker Co.                                                                 5,235
  314,566    Nestle S.A.                                                                     14,869
                                                                                           --------
                                                                                             30,089
                                                                                           --------
             PERSONAL PRODUCTS (0.4%)
   26,800    Beiersdorf AG                                                                    1,743
                                                                                           --------
             SOFT DRINKS (1.2%)
   89,560    PepsiCo, Inc.                                                                    5,572
                                                                                           --------
             Total Consumer Staples                                                          95,402
                                                                                           --------
             ENERGY (5.0%)
             -------------
             INTEGRATED OIL & GAS (3.6%)
   55,250    Chevron Corp.                                                                    4,311
   32,580    Exxon Mobil Corp.                                                                2,446

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

  152,070    Royal Dutch Shell plc "A"                                                     $  4,519
   77,040    Total S.A.                                                                       4,767
                                                                                           --------
                                                                                             16,043
                                                                                           --------
             OIL & GAS EQUIPMENT & SERVICES (0.5%)
   47,900    National-Oilwell Varco, Inc.                                                     2,061
                                                                                           --------
             OIL & GAS EXPLORATION & PRODUCTION (0.9%)
      528    INPEX Holdings, Inc.                                                             4,117
                                                                                           --------
             Total Energy                                                                    22,221
                                                                                           --------

             FINANCIALS (11.6%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (3.6%)
  235,481    Bank of New York Mellon Corp.                                                    6,273
  105,833    Julius Baer Group Ltd.                                                           3,493
  147,170    State Street Corp.                                                               6,078
                                                                                           --------
                                                                                             15,844
                                                                                           --------
             CONSUMER FINANCE (1.2%)
  106,400    Aeon Credit Service Co. Ltd.                                                     1,081
   97,800    American Express Co.                                                             4,091
                                                                                           --------
                                                                                              5,172
                                                                                           --------
             DIVERSIFIED BANKS (2.2%)
  409,408    Banca Intesa S.p.A.*                                                             1,773
   54,566    Erste Bank der Oesterreichischen Sparkassen AG(a)                                2,219
    8,301    Komercni Banka A.S.                                                              1,814
  172,339    Standard Chartered plc                                                           4,207
                                                                                           --------
                                                                                             10,013
                                                                                           --------
             DIVERSIFIED CAPITAL MARKETS (0.9%)
  268,043    UBS AG*                                                                          4,157
                                                                                           --------
             INVESTMENT BANKING & BROKERAGE (0.9%)
   24,500    Goldman Sachs Group, Inc.                                                        4,157
                                                                                           --------
             MULTI-LINE INSURANCE (1.1%)
  212,410    AXA S.A.                                                                         5,062
                                                                                           --------
             REINSURANCE (0.7%)
   67,058    Swiss Re                                                                         3,189
                                                                                           --------
             SPECIALIZED FINANCE (1.0%)
   54,200    Deutsche Boerse AG                                                               4,516
                                                                                           --------
             Total Financials                                                                52,110
                                                                                           --------

================================================================================

16  | USAA WORLD GROWTH FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             HEALTH CARE (16.5%)
             -------------------
             BIOTECHNOLOGY (0.3%)
   22,059    Actelion Ltd.*                                                                $  1,298
                                                                                           --------
             HEALTH CARE EQUIPMENT (5.1%)
  187,750    Medtronic, Inc.                                                                  7,968
   10,558    Sonova Holding AG                                                                1,254
   84,000    St. Jude Medical, Inc.*                                                          3,084
   37,980    Synthes, Inc.                                                                    4,995
   96,570    Zimmer Holdings, Inc.*                                                           5,714
                                                                                           --------
                                                                                             23,015
                                                                                           --------
             HEALTH CARE SUPPLIES (1.8%)
   18,840    Alcon, Inc.                                                                      2,786
  106,800    DENTSPLY International, Inc.                                                     3,559
   32,700    Essilor International SA                                                         1,897
                                                                                           --------
                                                                                              8,242
                                                                                           --------
             LIFE SCIENCES TOOLS & SERVICES (2.3%)
  100,160    Thermo Fisher Scientific, Inc.*                                                  4,731
   91,110    Waters Corp.*                                                                    5,355
                                                                                           --------
                                                                                             10,086
                                                                                           --------

             PHARMACEUTICALS (7.0%)
   94,350    Bayer AG                                                                         7,224
   78,100    GlaxoSmithKline plc                                                              1,615
   84,050    Johnson & Johnson                                                                5,281
   62,230    Merck KGaA                                                                       5,869
   70,200    Roche Holdings AG                                                               11,483
                                                                                           --------
                                                                                             31,472
                                                                                           --------
             Total Health Care                                                               74,113
                                                                                           --------
             INDUSTRIALS (10.4%)
             -------------------
             AIR FREIGHT & LOGISTICS (2.6%)
  216,225    TNT N.V.                                                                         6,273
   90,590    United Parcel Service, Inc. "B"                                                  5,206
                                                                                           --------
                                                                                             11,479
                                                                                           --------
             ELECTRICAL COMPONENTS & EQUIPMENT (3.4%)
  163,630    Legrand S.A.                                                                     4,495
   71,360    Rockwell Automation, Inc.                                                        3,103
   69,865    Schneider Electric S.A.                                                          7,647
                                                                                           --------
                                                                                             15,245
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             INDUSTRIAL CONGLOMERATES (2.6%)
  114,150    3M Co.                                                                        $  8,840
  183,998    Smiths Group plc                                                                 2,887
                                                                                           --------
                                                                                             11,727
                                                                                           --------
             INDUSTRIAL MACHINERY (0.4%)
   23,200    FANUC Ltd.                                                                       1,916
                                                                                           --------
             RAILROADS (1.4%)
  121,876    Canadian National Railway Co.                                                    6,411
                                                                                           --------
             Total Industrials                                                               46,778
                                                                                           --------
             INFORMATION TECHNOLOGY (10.1%)
             ------------------------------
             COMMUNICATIONS EQUIPMENT (1.6%)
  308,040    Cisco Systems, Inc.*                                                             7,208
                                                                                           --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
   37,310    DST Systems, Inc.*                                                               1,585
                                                                                           --------
             ELECTRONIC COMPONENTS (1.5%)
   12,700    Hirose Electric Co. Ltd.                                                         1,343
  208,600    HOYA Corp.                                                                       5,321
                                                                                           --------
                                                                                              6,664
                                                                                           --------
             IT CONSULTING & OTHER SERVICES (1.3%)
  145,290    Accenture plc "A"                                                                5,963
                                                                                           --------
             OFFICE ELECTRONICS (1.2%)
  142,100    Canon, Inc.                                                                      5,474
                                                                                           --------
             SEMICONDUCTORS (2.1%)
  219,440    Intel Corp.                                                                      4,213
    8,724    Samsung Electronics Co. Ltd.                                                     5,402
                                                                                           --------
                                                                                              9,615
                                                                                           --------
             SYSTEMS SOFTWARE (2.0%)
  404,560    Oracle Corp.                                                                     8,933
                                                                                           --------
             Total Information Technology                                                    45,442
                                                                                           --------
             MATERIALS (7.0%)
             ----------------
             INDUSTRIAL GASES (4.8%)
   51,273    Air Liquide S.A.                                                                 5,959
  103,800    Linde AG                                                                        12,762
   31,760    Praxair, Inc.                                                                    2,605
                                                                                           --------
                                                                                             21,326
                                                                                           --------

================================================================================

18  | USAA WORLD GROWTH FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             SPECIALTY CHEMICALS (2.2%)
    8,058    Givaudan S.A.                                                                 $  6,378
   33,890    International Flavors & Fragrances, Inc.                                         1,380
   37,800    Shin-Etsu Chemical Co. Ltd.                                                      2,051
                                                                                           --------
                                                                                              9,809
                                                                                           --------
             Total Materials                                                                 31,135
                                                                                           --------
             TELECOMMUNICATION SERVICES (0.6%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
1,344,650    Singapore Telecommunications Ltd.                                                2,847
                                                                                           --------
             Total Telecommunication Services                                                 2,847
                                                                                           --------
             UTILITIES (1.7%)
             ----------------
             ELECTRIC UTILITIES (0.5%)
   57,335    E.ON AG                                                                          2,268
                                                                                           --------
             MULTI-UTILITIES (1.2%)
  125,277    Gaz de France S.A.                                                               5,231
                                                                                           --------
             Total Utilities                                                                  7,499
                                                                                           --------
             Total Common Stocks (cost: $406,143)                                           443,671
                                                                                           --------
             RIGHTS (0.0%)

             CONSUMER STAPLES (0.0%)
             -----------------------
             DISTILLERS & VINTNERS (0.0%)
   55,802    Pernod Ricard S.A.*(b) (cost: $72)                                                  95
                                                                                           --------
             Total Consumer Staples                                                              95
                                                                                           --------
             Total Rights (cost: $72)                                                            95
                                                                                           --------
             Total Equity Securities (cost: $406,215)                                       443,766
                                                                                           --------

             MONEY MARKET INSTRUMENTS (0.9%)

             MONEY MARKET FUNDS (0.9%)
4,133,622    State Street Institutional Liquid Reserve Fund, 0.19%(c)
                (cost: $4,134)                                                                4,134
                                                                                           --------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (2.6%)

             MONEY MARKET FUNDS (1.3%)
        7    AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.20%(c)                      -
5,705,571    BlackRock Liquidity Funds TempFund, 0.15%(c)                                     5,705
                                                                                           --------
             Total Money Market Funds                                                         5,705
                                                                                           --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                                                        VALUE
(000)        SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------

             REPURCHASE AGREEMENTS (1.3%)
   $6,100    Credit Suisse First Boston LLC, 0.16%, acquired on
                11/30/2009 and due 12/01/2009 at $6,100 (collateralized
                by $6,230 of Fannie Mae(e), 0.10%(d), due 5/12/2010;
                market value $6,227)                                                       $  6,100
                                                                                           --------
             Total Repurchase Agreements                                                      6,100
                                                                                           --------
             Total Short-term Investments Purchased With Cash Collateral
                From Securities Loaned (cost: $11,805)                                       11,805
                                                                                           --------

             TOTAL INVESTMENTS (COST: $422,154)                                            $459,705
                                                                                           ========

----------------------------------------------------------------------------------------------------
($ IN 000s)                                    VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------

                                          (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                      QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                  IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
                               FOR IDENTICAL ASSETS               INPUTS          INPUTS       TOTAL
----------------------------------------------------------------------------------------------------

Equity Securities:
  Common Stocks                            $443,671               $    -              $-    $443,671
  Rights                                          -                   95               -          95

Money Market Instruments:
  Money Market Funds                          4,134                    -               -       4,134

Short-Term Investments
  Purchased with Cash
  Collateral from Securities Loaned:
  Money Market Funds                          5,705                    -               -       5,705
  Repurchase Agreements                           -                6,100               -       6,100
----------------------------------------------------------------------------------------------------
Total                                      $453,510               $6,195              $-    $459,705
----------------------------------------------------------------------------------------------------

================================================================================

20  | USAA WORLD GROWTH FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
    100%. A category percentage of 0.0% represents less than 0.1% of net assets.
    Investments in foreign securities were 61.5% of net assets at November 30,
    2009.

o   CATEGORIES AND DEFINITIONS

    RIGHTS -- enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

o   SPECIFIC NOTES

    (a) The security or a portion thereof was out on loan as of November 30,
        2009.

    (b) Security was fair valued at November 30, 2009, by USAA Investment
        Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

    (c) Rate represents the money market fund annualized seven-day yield at
        November 30, 2009.

    (d) Zero-coupon security. Rate represents the effective yield at the date of purchase.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  21

================================================================================

    (e) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the
        U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

22  | USAA WORLD GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

ASSETS
    Investments in securities, at market value (including securities
        on loan of $11,004) (cost of $422,154)                               $459,705
    Cash                                                                            2
    Cash denominated in foreign currencies (identified cost of $66)                69
    Receivables:
        Capital shares sold                                                       365
        Dividends and interest                                                    882
        Other                                                                      15
                                                                             --------
            Total assets                                                      461,038
                                                                             --------

LIABILITIES
    Payables:
        Upon return of securities loaned                                       11,807
        Capital shares redeemed                                                   345
    Accrued management fees                                                       291
    Accrued transfer agent's fees                                                  11
    Other accrued expenses and payables                                            89
                                                                             --------
            Total liabilities                                                  12,543
                                                                             --------
                Net assets applicable to capital shares outstanding          $448,495
                                                                             ========
NET ASSETS CONSIST OF:
    Paid-in capital                                                          $425,000
    Accumulated undistributed net investment income                             3,383
    Accumulated net realized loss on investments                              (17,471)
    Net unrealized appreciation of investments                                 37,551
    Net unrealized appreciation of foreign currency translations                   32
                                                                             --------
                Net assets applicable to capital shares outstanding          $448,495
                                                                             ========
    Capital shares outstanding, unlimited number of shares
        authorized, no par value                                               27,198
                                                                             ========
    Net asset value, redemption price, and offering price per share          $  16.49
                                                                             ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividends (net of foreign taxes withheld of $135)                   $ 2,899
    Interest                                                                  7
    Securities lending (net)                                                 21
                                                                        -------
            Total income                                                  2,927
                                                                        -------
EXPENSES
    Management fees                                                       1,635
    Administration and servicing fees                                       308
    Transfer agent's fees                                                   668
    Custody and accounting fees                                              79
    Postage                                                                  38
    Shareholder reporting fees                                               15
    Trustees' fees                                                            5
    Registration fees                                                        17
    Professional fees                                                        40
    Other                                                                    10
                                                                        -------
            Total expenses                                                2,815
                                                                        -------
NET INVESTMENT INCOME                                                       112
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
    Net realized gain (loss) on:
        Investments                                                      (3,000)
        Foreign currency transactions                                        33
    Change in net unrealized appreciation/depreciation of:
        Investments                                                      84,802
        Foreign currency translations                                       (61)
                                                                        -------
            Net realized and unrealized gain                             81,774
                                                                        -------
    Increase in net assets resulting from operations                    $81,886
                                                                        =======

See accompanying notes to financial statements.

================================================================================

24  | USAA WORLD GROWTH FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended November 30, 2009 (unaudited), and year ended May 31,
2009

--------------------------------------------------------------------------------

                                                                    11/30/2009      5/31/2009
---------------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                              $    112      $   5,034
   Net realized loss on investments                                     (3,000)       (14,254)
   Net realized gain (loss) on foreign currency transactions                33           (188)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                       84,802       (156,246)
      Foreign currency translations                                        (61)           178
                                                                      -----------------------
      Increase (decrease) in net assets resulting
         from operations                                                81,886       (165,476)
                                                                      -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                     -         (5,774)
   Net realized gains                                                        -         (8,025)
                                                                      -----------------------
      Distributions to shareholders                                          -        (13,799)
                                                                      -----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                            34,150         52,535
   Reinvested dividends                                                      -         13,600
   Cost of shares redeemed                                             (31,659)       (71,976)
                                                                      -----------------------
      Increase (decrease) in net assets from capital
         share transactions                                              2,491         (5,841)
                                                                      -----------------------
   Net increase (decrease) in net assets                                84,377       (185,116)

NET ASSETS
   Beginning of period                                                 364,118        549,234
                                                                      -----------------------
   End of period                                                      $448,495      $ 364,118
                                                                      =======================
Accumulated undistributed net investment income:
   End of period                                                      $  3,383      $   3,271
                                                                      =======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                           2,253          3,775
   Shares issued for dividends reinvested                                    -          1,096
   Shares redeemed                                                      (2,086)        (5,101)
                                                                      -----------------------
      Increase (decrease) in shares outstanding                            167           (230)
                                                                      =======================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

NOTES TO FINANCIAL STATEMENTS

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA World
Growth Fund (the Fund), which is classified as diversified under the 1940 Act.
The Fund's investment objective is capital appreciation.

A.  SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1.  Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2.  Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take

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26  | USAA WORLD GROWTH FUND

================================================================================

        place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the
        NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment
        Management Company (the Manager), an affiliate of the Fund, and the
        Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the
        Manager, under valuation procedures approved by the Trust's Board of
        Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities.
        In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as
        U.S. market movements) are significant.

    3.  Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4.  Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5.  Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    6.  Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the
        Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price.
        Valuing these securities at fair value is intended to cause the Fund's
        NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.  FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices
    (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

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28  | USAA WORLD GROWTH FUND

================================================================================

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.  FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders.
    Therefore, no federal income tax provision is required.

D.  INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E.  REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the
    Fund, either through its regular custodian or through a special "tri-party"
    custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

F.  FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received.
    At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G.  EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the
    Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund.

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30  | USAA WORLD GROWTH FUND

================================================================================

    In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended
    November 30, 2009, custodian and other bank credits reduced the Fund's expenses by less than $500. For the six-month period ended November 30,
    2009, the Fund did not incur any brokerage commission recapture credits.

H.  INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
    Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I.  USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was 0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2009, the Fund paid CAPCO facility fees of $1,000, which represents 1.0% of the total fees paid to CAPCO by the
USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2010, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At
May 31, 2009, the Fund had capital loss carryovers of $3,282,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2017. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended November 30, 2009, the Fund did not incur any income tax, interest, or penalties. As of November 30, 2009, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net

================================================================================

32  | USAA WORLD GROWTH FUND

================================================================================

assets or results of operations. Tax years ended May 31, 2006, through May 31,
2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2009, were
$24,597,000 and $20,501,000, respectively.

As of November 30, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30,
2009, were $80,162,000 and $42,611,000, respectively, resulting in net unrealized appreciation of $37,551,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global
Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned.
Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction.
Wachovia

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
Wachovia Bank, N.A., parent company of Wachovia, has agreed to indemnify the
Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2009, the Fund received securities-lending income of $21,000, which is net of the 20% income retained by Wachovia. As of November 30, 2009, the Fund loaned securities having a fair market value of approximately $11,004,000 and received cash collateral of
$11,807,000 for the loans. Of this amount, $11,805,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and
$2,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER

A.  MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the
    Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of
    Trustees. The Manager is authorized to select (with approval of the Trust's
    Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The
    Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of
    Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued

================================================================================

34  | USAA WORLD GROWTH FUND

================================================================================

    daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Global Funds Index over the performance period. The Lipper Global Funds Index tracks the total return performance of the 30 largest funds in the Lipper Global Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE           ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)             AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
    ---------------------------------------------------------------------------
    +/- 1.00% to 4.00%               +/- 0.04%
    +/- 4.01% to 7.00%               +/- 0.05%
    +/- 7.01% and greater            +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Funds Index over that period, even if the
    Fund had overall negative returns during the performance period.

    For the six-month period ended November 30, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $1,635,000, which included a 0.05% performance adjustment of $94,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

B.  SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with MFS Investment Management (MFS), under which MFS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays MFS a subadvisory fee in the annual amount of 0.29% of the Fund's average net assets that MFS manages. For the six-month period ended November 30, 2009, the Manager incurred subadvisory fees, paid or payable to MFS, of $596,000.

C.  ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $308,000.

    In addition to the services provided under its Administration and Servicing
    Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended November 30, 2009, the Fund reimbursed the Manager $10,000 for these compliance and legal services.
    These expenses are included in the professional fees on the Fund's statement of operations.

D.  TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30,
    2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of
    $668,000.

================================================================================

36  | USAA WORLD GROWTH FUND

================================================================================

E.  UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
    Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through January 19, 2010, the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the
Fund's financial statements. Subsequent events that will affect future financial statements are as follows:

On December 4, 2009, the Fund received a reimbursement from SAS in the amount of
$116,000 related to corrections in fees paid for the administration and servicing of certain accounts. This amount will be reflected on the statement of operations as a reduction of expenses.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                             NOVEMBER 30,                         YEAR ENDED MAY 31,
                             ------------------------------------------------------------------------------
                                 2009          2009          2008          2007          2006          2005
                             ------------------------------------------------------------------------------

Net asset value at
 beginning of period         $  13.47      $  20.15      $  21.57      $  19.31      $  17.55      $  16.09
                             ------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income            .00(a)        .18           .19           .19           .37           .08
 Net realized and
  unrealized gain (loss)         3.02         (6.34)         (.08)         4.20          2.84          1.78
                             ------------------------------------------------------------------------------
Total from investment
 operations                      3.02         (6.16)          .11          4.39          3.21          1.86
                             ------------------------------------------------------------------------------
Less distributions from:
 Net investment income              -          (.21)         (.18)         (.42)         (.08)         (.08)
 Realized capital gains             -          (.31)        (1.35)        (1.71)        (1.37)         (.32)
                             ------------------------------------------------------------------------------
Total distributions                 -          (.52)        (1.53)        (2.13)        (1.45)         (.40)
                             ------------------------------------------------------------------------------
Net asset value at end
 of period                   $  16.49      $  13.47      $  20.15      $  21.57      $  19.31      $  17.55
                             ==============================================================================
Total return (%)*               22.42        (30.32)          .36         23.69(b)      19.00         11.54
Net assets at end
 of period (000)             $448,495      $364,118      $549,234      $566,673      $408,659      $330,792
Ratios to average
 net assets:**
 Expenses (%)(c)                 1.37(d)       1.42          1.24          1.30(b)       1.26          1.31
 Net investment
  income (%)                      .05(d)       1.31          1.01          1.31          2.15           .50
Portfolio turnover (%)              5            20            28            29            44            36

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended November 30, 2009, average net assets were $409,809,000.
(a) Represents less than $0.01 per share.
(b) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                 (.00%)(+)     (.00%)(+)     (.00%)(+)     (.00%)(+)     (.01%)        (.01%)
    (+) Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

38  | USAA WORLD GROWTH FUND

================================================================================

EXPENSE EXAMPLE

November 30, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2009, through
November 30, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%
hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                    BEGINNING              ENDING              DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE           JUNE 1, 2009 -
                                   JUNE 1, 2009       NOVEMBER 30, 2009       NOVEMBER 30, 2009
                                  -------------------------------------------------------------

Actual                              $1,000.00             $1,224.20                $7.64

Hypothetical
 (5% return before expenses)         1,000.00              1,018.20                 6.93

* Expenses are equal to the Fund's annualized expense ratio of 1.37%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 22.42% for the six-month period of
  June 1, 2009, through November 30, 2009.

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40  | USAA WORLD GROWTH FUND

================================================================================

TRUSTEES                     Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Barbara B. Ostdiek, Ph.D.
                             Michael F. Reimherr
                             Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,               USAA Investment Management Company
INVESTMENT ADVISER,          P.O. Box 659453
UNDERWRITER, AND             San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT               USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                State Street Bank and Trust Company
ACCOUNTING AGENT             P.O. Box 1713
                             Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                  Ernst & Young LLP
REGISTERED PUBLIC            100 West Houston St., Suite 1800
ACCOUNTING FIRM              San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                  Under "Products & Services"
SELF-SERVICE 24/7            click "Investments," then
AT USAA.COM                  "Mutual Funds"

OR CALL                      Under "My Accounts" go to
(800) 531-USAA               "Investments." View account balances,
        (8722)               or click "I want to...," and select
                             the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

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ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2009

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    01/26/2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01/27/2010
         ------------------------------

By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    01/27/2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.